Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Principal Accounting Policies
Schedule of assets and liabilities that are measured at fair value on a recurring basis

		Fair value measurement at reporting date using
	Fair value	Quoted Prices in Active		Significant
	as of	Markets for Identical	Significant Other	Unobservable
	December 31,	Assets	Observable Inputs	Inputs
Description	2023	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Assets:
Short-term investments	291,023	2,265	288,758	—
Long-term investments	10,110	—	236	9,874
	301,133	2,265	288,994	9,874

		Fair value measurement at reporting date using
	Fair value	Quoted Prices in Active		Significant
	as of	Markets for Identical	Significant Other	Unobservable
	December 31,	Assets	Observable Inputs	Inputs
Description	2024	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Assets:
Short-term investments	57,525	2,117	55,408	—
Long-term investments	7,116	—	195	6,921
	64,641	2,117	55,603	6,921

Schedule of roll forward of major Level 3 investments

US$

Fair value of Level 3 investments as of December 31, 2022	17,665
The change in fair value of the investments	(7,791)
Fair value of Level 3 investments as of December 31, 2023	9,874
Disposal	(2,706)
The change in fair value of the investments	(247)
Fair value of Level 3 investments as of December 31, 2024	6,921

Schedule of significant unobservable inputs adopted in the valuation

As of December 31,
	2023	2024
Unobservable Inputs

Expected volatility	40%-59%	40%-71%
Probability	Liquidation scenario:38%-40%	Liquidation scenario:38%-45%
	Redemption scenario:38%-40%	Redemption scenario:38%-45%
	IPO scenario:20%-25%	IPO scenario:10%-25%

Schedule of property, plant and equipment estimated useful life

Leasehold improvements	the shorter of their useful lives and the lease terms
Computers and electronic equipment	3 years
Office equipment	3 years
Software	3 years

Disaggregated major revenue

	Year Ended December 31,
	2022	2023	2024
	US$	US$	US$
IoT PaaS	152,914	167,694	217,069
Smart solution	25,446	26,517	41,965
SaaS and others	29,812	35,779	39,583
Total revenue	208,172	229,990	298,617

Schedule of our segment results

	Year Ended December 31,
	2022	2023	2024
	US$	US$	US$
Revenue	208,172	229,990	298,617
Cost of revenue	(118,749)	(123,335)	(157,187)

Segment gross profit	89,423	106,655	141,430

Research and development expenses	(144,942)	(102,277)	(95,049)
Selling, general and administrative expenses	(123,175)	(121,103)	(105,335)
Other operating incomes, net	10,508	10,901	11,334

Segment loss from operations	(168,186)	(105,824)	(47,620)